Note 2 - Basis of Presentation	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Basis of Accounting [Text Block]
Note
2
- Basis of Presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and include accounts of Windtree Therapeutics, Inc. and its wholly-owned subsidiaries (or the Company). Intercompany balances and transactions have been eliminated in consolidation. All adjustments (consisting of normally recurring accruals) considered for fair presentation have been included. When necessary, prior year’s consolidated financial statements have been reclassified to conform to the current year presentation.

The consolidated financial statements reflect a
1
-for-
3
reverse split of our common stock that was approved by our Board of Directors and controlling stockholders and made effective on
April 29, 2020.
All share and per share information data herein that relates to our common stock prior to the effective date has been retroactively restated to reflect the reverse stock split.